Vanguard Target Retirement Income Fund Investment Objectives and Goals - Investor Prospectus [Member] - Vanguard Target Retirement Income Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Vanguard Target Retirement Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard Target Retirement Income Fund (the “Fund”) seeks to provide current income and some capital appreciation.